Ordinary shares and treasury stock - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares
Class of Stock [Line Items]
Ordinary stock, shares issued		1,550,071,169
Stock Repurchased, Value | ¥	¥ 343,817		¥ 16,228		¥ 384,871
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, par value | $ / shares		$ 0.00001		$ 0.00001
Ordinary stock, shares issued		980,871,169		970,871,169
Stock repurchased, Shares	59,088,885	59,088,885	4,171,000	4,171,000	139,954,870	139,954,870
Stock Repurchased, Value | $		$ 51.0		$ 2.5		$ 55.4
Weighted Average Price per shares | $ / shares		$ 0.86		$ 0.6		$ 0.4
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, par value | $ / shares		$ 0.00001		$ 0.00001
Ordinary stock, shares issued		569,200,000		579,200,000
Ordinary stock, shares sold	10,000,000	10,000,000	1,800,000	1,800,000	5,000,000	5,000,000